Annual Fund Operating Expenses - Class ACS - DWS Multi-Asset Moderate Allocation Fund	Dec. 01, 2020
Class A
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.95%
Acquired funds fees and expenses	0.47%
Total annual fund operating expenses	1.77%
Fee waiver/expense reimbursement	0.54%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.23%
Class C
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.92%
Acquired funds fees and expenses	0.47%
Total annual fund operating expenses	2.49%
Fee waiver/expense reimbursement	0.51%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.98%
Class S
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.93%
Acquired funds fees and expenses	0.47%
Total annual fund operating expenses	1.50%
Fee waiver/expense reimbursement	0.52%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.98%